RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

As of December 31, 2024 and 2025, current amounts due from related parties amounted to $5,220 and $17,959, respectively, and non-current amounts due from related parties amounted to $75,215 and $76,848, respectively. These primarily relate to receivables from the Company’s 49% owned affiliates in Mexico. As of December 31, 2024 and 2025, current and non-current amounts due from Horus Solar S.A. De Capital Variable were $34,742 and $35,273, respectively, and from Recursos Solares PV De México II S.A. De Capital Variable were $40,711 and $51,336, respectively.

Sales and purchase transactions with affiliates

The Company sold solar modules to Marangatu and Panati in Brazil, in the amounts of $173 and $Nil in 2024, respectively. There were no transactions in 2025. In 2023, 2024 and 2025, the Company delivered battery energy storage solutions to Crimson in the U.S., totaling $17,182, $5,300 and $13,008, respectively. In 2023, 2024 and 2025, the Company provided asset management services to CSIF totaling $10,004, $5,508 and $5,032, respectively, and provided power services totaling $6,974, $7,623 and $8,874, respectively.